Property and equipment	6 Months Ended
Jun. 30, 2020
Property and equipment
Property and equipment

12.          Property and equipment

(a)	Additions and disposals

For the six months ended June 30, 2020, the Group’s property and equipment additions amounted to RUB 106,654 thousand, of which RUB 64,053 thousand relates to leasehold improvements of office premises and RUB 38,736 thousand relates to purchases of the office equipment and furniture for the renovated office space (for the six months ended June 30, 2019 – RUB 140,031 thousand, which mainly relates to leasehold improvements of its office premises of RUB 71,283 thousand and purchase of the office equipment and furniture of RUB 56,029 thousand).

For the six months ended June 30, 2020 and 2019 there were no significant disposals of property and equipment.

(b)	Depreciation

Depreciation of property and equipment comprised RUB 34,380 thousand for the three months ended June 30, 2020 (for the three months ended June 30, 2019 – RUB 19,312 thousand).

Depreciation of property and equipment comprised RUB 68,342 thousand for the six months ended June 30, 2020 (for the six months ended June 30, 2019 – RUB 36,385 thousand).

The increase of the depreciation expense in the three and six months ended June 30, 2020 in comparison with the three and six months ended June 30, 2019 relates to capital expenditures to renovation of office premises and acquisition of furniture and equipment.

(c)	Commitments for the acquisition of property and equipment

As at June 30, 2020 the Group is committed to incur capital expenditures related to renovation of its office premises and acquisition of office furniture and equipment of RUB 17,952 thousand (as at December 31, 2019 – RUB 9,648 thousand). These commitments are expected to be settled in 2020.